Risk Management and Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2022
Risk Management And Fair Value Measurements
Schedule of Fair Value of Assets and Liabilities

Fair value: The Management has determined that the fair values of the assets and liabilities as of September 30, 2022, are as follows:

	Carrying	Fair
	Value	Value
Cash and cash equivalents (including restricted cash)	$6,850	$6,850
Trade accounts receivable	$9,035	$9,035
Trade accounts payable	$3,486	$3,486
Long-term debt with variable interest rates, net	$67,275	$67,275
Promissory note with non-variable interest rate *	$6,000	$5,968
Due to related parties	$5,564	$5,564

*	As at September 30, 2022, the carrying value and the theoretical fair value of the promissory note was $6,000 and $5,968, respectively.

Schedule of Financial Derivative Instrument Location
	December 31,	September 30,
Consolidated Balance Sheets – Location	2021	2022
Financial derivative instrument – Other non-current assets	$74	$585

Schedule of Gains Losses on Derivative Instruments

Consolidated Statements of Comprehensive Income / (Loss) – Location	Nine months ended September 30,
	2021	2022
Financial derivative instrument – Fair value at the beginning of the period	$—	$74
Financial derivative instrument – Additions of the period	74	—
Financial derivative instrument – Fair value as at period end	56	585
Gain from financial derivative instrument	$(18)	$511